Shareholders' Deficit (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jan. 06, 2021	Dec. 31, 2020
Shareholders' Deficit (Details) [Line Items]
Preference shares, authorized	1,000,000	1,000,000		1,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, shares issued	0	0		0
Preference shares, shares outstanding	0	0		0
Ordinary shares, authorized	200,000,000	200,000,000		200,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, issued	3,450,000	3,450,000	3,450,000	3,450,000
Ordinary shares, outstanding	3,450,000	3,450,000	3,450,000	3,450,000
Mandatorily redeemable ordinary shares (in Dollars)	$ 4,073,605
Ordinary shares subject to possible redemption	9,726,395	13,800,000
Preferred Stock [Member]
Shareholders' Deficit (Details) [Line Items]
Preference shares, shares issued	0	0		0
Preference shares, shares outstanding	0	0		0